Annual Total Returns [BarChart] - LVIP American Growth Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(1.87%)
2012	13.15%
2013	17.94%
2014	5.63%
2015	(0.89%)
2016	6.45%
2017	17.56%
2018	(5.00%)
2019	19.61%
2020	17.21%